Interests in joint ventures - Schedule of Changes in Groups Investment in a Joint Venture (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Investments Accounted For Using Equity Method [Roll Forward]
Balance at 1 January	$ 18,494	$ 48,568
Share in losses	0	(2,706)
Sale of shares in joint venture	(18,494)	0
Translation difference	0	(2,249)
Balance at 30 June	$ 0	$ 43,613